Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jul. 31, 2026	Apr. 30, 2026
Current assets
Cash	$ 7,623	$ 11,348
Amounts receivable, net	2,020	2,529
Taxes receivable	347	472
Inventory	611	492
Unbilled revenue	851	581
Prepaid expenses	762	798
Total current assets	12,214	16,220
Restricted cash	128	126
Deposit on equipment	26	25
Property and equipment	3,997	4,047
Deferred tax asset	958	958
Total assets	17,323	21,376
Current liabilities
Accounts payable and accrued liabilities	5,442	4,178
Deferred revenue	529	1,073
Income taxes payable	188	81
Leases	483	457
Current liabilities	6,642	5,789
Leases	3,001	3,069
Deferred income tax liability	769	769
Total liabilities	10,412	9,627
SHAREHOLDERS' EQUITY
Share capital	137,788	137,263
Contributed surplus	14,848	14,108
Accumulated other comprehensive income	3,103	3,121
Accumulated deficit	(148,828)	(142,743)
Equity	6,911	11,749
Total liabilities and shareholders' equity	$ 17,323	$ 21,376